INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

8.INVENTORIES

	December 31,	December 31,
	2019	2018
Finished goods
Pulp
Domestic (Brazil)	575,335	167,317
Foreign	2,229,206	485,226
Paper
Domestic (Brazil)	199,635	227,303
Foreign	70,199	67,872
Work in process	75,377	52,882
Raw material	1,047,433	626,150
Spare parts and other	488,410	226,354
	4,685,595	1,853,104

On December 31, 2019, inventories are net of estimated losses in the amounts of R$106,713 (R$33,195 as of December 31, 2018).

8.1Rollforward of estimated losses

	December 31,	December 31,
	2019	2018
Beginning balance	(33,195)	(51,911)
Business combination with Fibria (1)	(11,117)	—
Addition (2)	(111,077)	(10,605)
Reversal	9,734	5,873
Write-off (3)	38,942	23,448
Ending balance	(106,713)	(33,195)
1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.
2)	On December 31, 2019, refers, substantially, to estimated losses of inventories of finished goods and raw material, in the amounts of R$42,470 and R$39,382, respectively.
3)	On December 31, 2019, refers, substantially, to write-off of spare parts and raw material, in the amounts of R$5,786 and R$26,083, respectively.

On December 31, 2019, additional write-offs were booked in the income statement in the amount of R$5,190  (R$29,828 as of December 31, 2018).

On December 31, 2019 and December 31, 2018, there were no inventory items pledged as collateral.